BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Dec. 31, 2023
Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated carve-out financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The Company has historically operated as part of HCMC and not as a standalone company. Financial statements representing the historical operations of HCMC’s grocery segment have been derived from HCMC’s historical accounting records and are presented on a carve-out basis. HCMC has commenced steps to spin off its grocery segment and wellness business into HCWC. The entities under the grocery segment and wellness business were contributed (100%) to HCWC, as such the accompanying condensed consolidated carve-out financial statements have been contributed to HCWC using their carryover basis in accordance with Accounting Standard Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”) for entities under common control. All revenues and costs as well as assets and liabilities directly associated with the business activity of the Company are included in the condensed consolidated carve-out financial statements. The condensed consolidated carve-out financial statements also include allocations of certain general, administrative, sales and marketing expenses from HCMC. However, amounts recognized by the Company are not necessarily representative of the amounts that would have been reflected in the financial statements had the Company operated independently of HCMC. Related-party allocations are discussed further in Note 16.

Basis of Presentation

The accompanying consolidated carve-out financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The Company has historically operated as part of HCMC and not as a standalone company. Financial statements representing the historical operations of HCMC’s grocery segment have been derived from HCMC’s historical accounting records and are presented on a carve-out basis. HCMC has commenced steps to spin off its grocery segment and wellness business into HCWC. The entities under the grocery segment and wellness business were contributed (100%) to HCWC, as such the accompanying consolidated carve-out financial statements have been contributed to HCWC using their carryover basis in accordance with Accounting Standard Codification (“ASC”) Topic 805, Business Combinations (“ASC 805”) for entities under common control. All revenues and costs as well as assets and liabilities directly associated with the business activity of the Company are included in the consolidated carve-out financial statements. The consolidated carve-out financial statements also include allocations of certain general, administrative, sales and marketing expenses from HCMC. However, amounts recognized by the Company are not necessarily representative of the amounts that would have been reflected in the financial statements had the Company operated independently of HCMC. Related-party allocations are discussed further in Note 15.

Unaudited Interim Condensed Consolidated Carve-Out Financial Statements

Unaudited Interim Condensed Consolidated Carve-Out Financial Statements

The interim condensed consolidated carve-out balance sheet as of March 31, 2024, the interim condensed consolidated carve-out statements of operations and the interim condensed consolidated carve-out statements of changes in net parent’s investment for the three months ended March 31, 2024 and 2023 and cash flows for the three months ended March 31, 2024 and 2023 are unaudited. The financial data and the other financial information disclosed in the notes to these condensed consolidated carve-out financial statements relating to the three-month periods are also unaudited, in our opinion, include all adjustments, consisting of normal recurring adjustments and accruals necessary for a fair presentation of our consolidated cash flows, operating results, and balance sheets for the periods presented. These condensed consolidated carve-out financial statements should be read in conjunction with the condensed consolidated carve-out financial statements in the Company’s Annual Report included in Amendment 4 to Form S-1 for the year ended December 31, 2023, filed with the Securities and Exchange Commission (the “SEC”) on May 24, 2024. The condensed consolidated carve-out balance sheet as of December 31, 2023 was derived from the Company’s audited 2023 financial statements contained in the above referenced S-1. Results of the three months ended March 31, 2024, are not necessarily indicative of the results to be expected for the full year ending December 31, 2024 or any other period.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated carve-out financial statements include the accounts of the Company and its wholly-owned subsidiaries, Healthy Choice Markets, Inc. (“Ada’s Natural Market”), Healthy Choice Markets 2, LLC (“Paradise Health and Nutrition”), Healthy Choice Markets 3, LLC (“Mother Earth’s Storehouse”), Healthy Choices Markets 3 Real Estate LLC, Healthy Choice Markets IV, LLC (Green’s Natural Foods), Healthy Choice Markets V, LLC (Ellwood Thompson’s), Healthy Choice Wellness, LLC, Healthy Choice Wellness II, LLC,, and Healthy U Wholesale, Inc (“The Vitamin Store, LLC”). All intercompany accounts and transactions have been eliminated in consolidation.

Principles of Consolidation

The consolidated carve-out financial statements include the accounts of the Company and its wholly-owned subsidiaries, Healthy Choice Markets, Inc. (“Ada’s Natural Market”), Healthy Choice Markets 2, LLC (“Paradise Health and Nutrition”), Healthy Choice Markets 3, LLC (“Mother Earth’s Storehouse”), Healthy Choices Markets 3 Real Estate LLC, Healthy Choice Markets IV, LLC (Green’s Natural Foods), Healthy Choice Markets V, LLC (Ellwood Thompson’s), Healthy Choice Wellness, LLC, Healthy Choice Wellness II, LLC,, and Healthy U Wholesale, Inc (“The Vitamin Store, LLC”). All intercompany accounts and transactions have been eliminated in consolidation.

Net Parent Investment

Net Parent Investment

The accompanying condensed consolidated carve-out financial statements were derived from the consolidated financial statements of HCMC on a carve-out basis, and also include allocations of certain general, administrative, legal, and marketing expenses from HCMC. The primary components of the net parent’s investment are intercompany balances other than related party payables, the allocation of shared costs, and funding received to cover any shortfall in operating cash requirements. Balances between HCMC and the Company that were not historically cash settled are included in net parent investment. Net parent’s investment represents the cumulative investment by HCMC in the Company through the dates presented.

Net Parent Investment

The accompanying consolidated carve-out financial statements were derived from the consolidated financial statements of HCMC on a carve-out basis, and the financial statements include allocations of certain general, administrative, legal, and marketing expenses from HCMC. The primary components of the net parent’s investment are intercompany balances other than related party payables, the allocation of shared costs, and funding received to cover any shortfall in operating cash requirements. Balances between HCMC and the Company that were not historically cash settled are included in net parent investment. Net parent’s investment represents the cumulative investment by HCMC in the Company through the dates presented.

Use of Estimates

Use of Estimates in the Preparation of the Financial Statements

The preparation of condensed consolidated carve-out financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated carve-out financial statements, and the reported amounts of net revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include inventory provisions, useful lives and impairment of long-lived assets, deferred taxes and related valuation allowances, allocation of corporate general expenses, and the valuation of the assets and liabilities acquired in business combinations. Certain of management’s estimates could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. The Company re-evaluates all its accounting estimates at least quarterly based on these conditions and records adjustments when necessary.

Use of Estimates in the Preparation of the Financial Statements

The preparation of consolidated carve-out financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated carve-out financial statements, and the reported amounts of net revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include inventory provisions, useful lives and impairment of long-lived assets, deferred taxes and related valuation allowances, allocation of corporate general expenses, and the valuation of the assets and liabilities acquired in business combinations. Certain of management’s estimates could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. The Company re-evaluates all its accounting estimates at least quarterly based on these conditions and records adjustments when necessary.

Revenue Recognition

Revenue Recognition

Revenues from product sales and services rendered, net of promotional discounts, manufacturer coupons and rebates, return allowances, and sales and consumption taxes, are recorded when products are delivered, title passes to customers and collection is likely to occur. Title passes to customers at the point of sale for retail and upon delivery of products for wholesale. Return allowances, which reduce revenue, are estimated using historical experience.

The Company recognizes revenue in accordance with the following five-step model:

●	identify arrangements with customers.
●	identify performance obligations.
●	determine transaction price.
●	allocate transaction price to the separate performance obligations in the arrangement, if more than one exists; and
●	recognize revenue as performance obligations are satisfied.

Revenue Recognition

Revenues from product sales and services rendered, net of promotional discounts, manufacturer coupons and rebates, return allowances, and sales and consumption taxes, are recorded when products are delivered, title passes to customers and collection is likely to occur. Title passes to customers at the point of sale for retail and upon delivery of products for wholesale. Return allowances, which reduce revenue, are estimated using historical experience.

The Company recognizes revenue in accordance with the following five-step model:

●	identify arrangements with customers.
●	identify performance obligations.

●	determine transaction price.
●	allocate transaction price to the separate performance obligations in the arrangement, if more than one exists; and
●	recognize revenue as performance obligations are satisfied.

Shipping and Handling

Shipping and Handling

Shipping charges billed to customers are included in net sales and the related shipping and handling costs are included in cost of sales. The Company incurred shipping and handling costs of approximately $27,000 and $37,000 for the three months ended March 31, 2024 and 2023, respectively.

Shipping and Handling

Shipping charges billed to customers are included in net sales and the related shipping and handling costs are included in cost of sales. The Company incurred shipping and handling costs of approximately $117,000 and $91,000 for the years ended December 31, 2023 and 2022, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less, when purchased, to be cash and cash equivalents. The majority of the Company’s cash is concentrated in one financial institution, which is in excess of Federal Deposit Insurance Corporation (FDIC) coverage. The Company has not experienced any losses in such accounts. The Company did not have any cash equivalents as of March 31, 2024 and December 31, 2023.

A summary of the financial institution that had cash in excess of FDIC limits of $250,000 as of March 31, 2024 and December 31, 2023 is presented below:

	March 31, 2024	December 31, 2023
Total cash in excess of FDIC limits of $250,000	$-	$161,644

Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less, when purchased, to be cash and cash equivalents. The majority of the Company’s cash is concentrated in one financial institution, which is in excess of Federal Deposit Insurance Corporation (FDIC) coverage. The Company has not experienced any losses in such accounts. The Company did not have any cash equivalents as of December 31, 2023 and 2022.

A summary of the financial institution that had cash in excess of FDIC limits of $250,000 as of December 31, 2023 and December 31, 2022 is presented below:

	December 31, 2023	December 31, 2022
Total cash in excess of FDIC limits of $250,000	$161,644	$949,677

Accounts Receivable, Contract Assets and Contract Liabilities

Accounts Receivable, Contract Assets and Contract Liabilities

Accounts receivables are claims to consideration which are unconditional; meaning no performance obligations remain for the Company and only the passage of time is necessary before collection. Contract assets are distinguished from accounts receivable as performance obligations remain before claims to consideration become unconditional. By nature of the Company’s operations, contract assets are typically not recognized. Contract liabilities are recorded when customers transfer consideration in advance of delivery of products or services, which the Company records for gift cards and loyalty reward programs. When one party to an arrangement performs before the other(s), the Company records an account receivable, contract asset or contract liability.

The majority of arrangements with customers contain one performance obligation: to provide a distinct set of products or services. Most performance obligations are satisfied simultaneously as the Company exchanges products or services for customer payment. Exceptions include gift cards and loyalty rewards, for which the Company has a performance obligation to deliver products or services at a future date. As gift cards are purchased and loyalty points earned, contract liabilities are recorded until the performance obligations are satisfied through delivery of products or services or breakage based on gift card and loyalty reward program term limits.

The Company’s breakage policy is twenty-four months for gift cards and twelve months for loyalty rewards. Loyalty rewards are earned at five percent on qualifying purchases and the reward functions as an allocation of transaction price from the period earned by the customer to the period the performance obligation is satisfied by the Company. As such, all contract liabilities are expected to be recognized within a twenty-four-month period.

Accounts Receivable, Contract Assets and Contract Liabilities

Accounts receivables are claims to consideration which are unconditional; meaning no performance obligations remain for the Company and only the passage of time is necessary before collection. Contract assets are distinguished from accounts receivable as performance obligations remain before claims to consideration become unconditional. By nature of the Company’s operations, contract assets are typically not recognized. Contract liabilities are recorded when customers transfer consideration in advance of delivery of products or services, which the Company records for gift cards and loyalty reward programs. When one party to an arrangement performs before the other(s), the Company records an account receivable, contract asset or contract liability.

The majority of arrangements with customers contain one performance obligation: to provide a distinct set of products or services. Most performance obligations are satisfied simultaneously as the Company exchanges products or services for customer payment. Exceptions include gift cards and loyalty rewards, for which the Company has a performance obligation to deliver products or services at a future date. As gift cards are purchased and loyalty points earned, contract liabilities are recorded until the performance obligations are satisfied through delivery of products or services or breakage based on gift card and loyalty reward program term limits.

The Company’s breakage policy is twenty-four months for gift cards and twelve months for loyalty rewards. Loyalty rewards are earned at five percent on qualifying purchases and the reward functions as an allocation of transaction price from the period earned by the customer to the period the performance obligation is satisfied by the Company. As such, all contract liabilities are expected to be recognized within a twenty-four-month period.

Other Current Assets

Other Current Assets

Other current assets are the non-trade related assets that the Company owns, benefits from, or uses to generate income that can be converted into cash within one business cycle. Included in “Other current assets” on our condensed consolidated carve-out balance sheets are amounts primarily related to other receivables or non-trade receivable from government and other companies.

Other Current Assets

Other current assets are the non-trade related assets that the Company owns, benefits from, or uses to generate income that can be converted into cash within one business cycle. Included in “Other current assets” on our consolidated carve-out balance sheets are amounts primarily related to other receivables or non-trade receivable from government and other companies.

Inventories

Inventories

Inventories are measured at the lower of cost and net realizable value using the average cost method. If the cost of the inventories exceeds their net realizable value, adjustments are recorded to write down excess carrying value to their net realizable value. The Company’s inventories consist primarily of merchandise available for resale, such as fresh produce, perishable grocery items and non-perishable consumable goods.

Inventories

Inventories are measured at the lower of cost and net realizable value using the average cost method. If the cost of the inventories exceeds their net realizable value, adjustments are recorded to write-down their excess carrying value to their net realizable value. The Company’s inventories consist primarily of merchandise available for resale, such as fresh produce, perishable grocery items and non-perishable consumable goods.

Property, Plant and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the expected useful life of the respective asset, after the asset is placed in service. Revenue earning property, plant, and equipment includes signage, furniture and fixtures, building, computer hardware, appliance, cooler, and displays have useful lives ranging from two to seven years. Leasehold improvements are amortized over the shorter of the life of the improvement or the term of the lease.

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the expected useful life of the respective asset, after the asset is placed in service. Revenue earning property, plant, and equipment includes signage, furniture and fixtures, building, computer hardware, appliance, cooler, and displays have useful lives ranging from two to seven years. Leasehold improvements are amortized over the shorter of the life of the improvement or the term of the lease.

Identifiable Intangible Assets and Goodwill

Identifiable Intangible Assets and Goodwill

Identifiable intangible assets are recorded at cost, or when acquired as part of a business acquisition, at estimated fair value. Certain identifiable intangible assets are amortized over 4 to 10 years. Similar to tangible personal property and equipment, the Company periodically evaluates identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Indefinite-lived intangible assets, such as goodwill are not amortized.

Identifiable Intangible Assets and Goodwill

Identifiable intangible assets are recorded at cost, or when acquired as part of a business acquisition, at estimated fair value. Certain identifiable intangible assets are amortized over 4 to 10 years. Similar to tangible personal property and equipment, the Company periodically evaluates identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Indefinite-lived intangible assets, such as goodwill are not amortized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews all long-lived assets such as property and equipment and amortized intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future cash flows expected to be generated by the asset or asset group. Impairment is measured by the amount by which the carrying value of the asset(s) exceeds their fair value. There were no triggering events that would indicate impairment of long-lived assets on March 31, 2024.

Impairment of Long-Lived Assets

The Company reviews all long-lived assets such as property and equipment and amortized intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future cash flows expected to be generated by the asset or asset group. Impairment is measured by the amount by which the carrying value of the asset(s) exceeds their fair value. The Company conducted the long-lived assets impairment test, and based on Step 1 qualitative assessment, the Company concluded that the recurring losses coupled with the reduction in same store revenue and negative working capital were triggering events at December 31, 2023. The Company hired a third-party valuation firm to perform Step 2 quantitative assessment on long-lived assets. The Company used the undiscounted cash flow method at weighted average cost of capital of 16.5% as discount rate to calculate the fair value of the total assets. Based on the Step 2 quantitative assessment, the Company’s long-lived assets were not impaired as of December 31, 2023.

Goodwill

Goodwill

The Company assesses the carrying amounts of goodwill for recoverability on at least an annual basis or when events or changes in circumstances indicate evidence of potential impairment exists, using a fair value-based test. Application of the goodwill impairment test requires significant judgments including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the businesses, and the useful life over which cash flows will occur. Changes in these estimates and assumptions could materially affect the determination of fair value and/or conclusions on goodwill impairment for the Company. Our annual impairment test is conducted on September 30 of each year or more often if deemed necessary.

The Company incurred a non-cash impairment charge of $6.1 million dollar for the year ended December 31, 2023.

Goodwill

The Company assesses the carrying amounts of goodwill for recoverability on at least an annual basis or when events or changes in circumstances indicate evidence of potential impairment exists, using a fair value-based test. Application of the goodwill impairment test requires significant judgments including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the businesses, and the useful life over which cash flows will occur. Changes in these estimates and assumptions could materially affect the determination of fair value and/or conclusions on goodwill impairment for the Company. Our annual impairment test is conducted on September 30 of each year or more often if deemed necessary.

The Company incurred a non-cash impairment charge of $6.1 million dollar for the year ended December 31, 2023. See Note 9 - Goodwill. There was no impairment of goodwill during the year ended December 31, 2022.

Advertising Costs

Advertising

Advertising expense is classified as selling, general and administrative expense on the condensed consolidated carve-out statements of operations. The Company expenses advertising costs as incurred. The Company incurred advertising expenses of approximately $158,000 and $59,000 for the three months ended March 31, 2024 and 2023, respectively.

Advertising

Advertising expense is classified as selling, general and administrative expense on the consolidated carve-out statements of operations. The Company expenses advertising costs as incurred. The Company incurred advertising expenses of approximately $564,000 and $145,000 for the years ended December 31, 2023 and 2022, respectively.

401(k) retirement savings plan

401(k) retirement savings plan

The Company’s employees are offered a 401(k)-retirement savings plan that is administered under HCMC with discretionary contribution matching opportunities. 401K employer expense amounted to $21,000 and $17,000 for the three months ended March 31, 2024 and 2023, respectively.

401(k) retirement savings plan

The Company’s employees are offered a 401(k)-retirement savings plan that is administered under HCMC with discretionary contribution matching opportunities. 401K employer expense amounted to $82,000 and $25,000 for the years ended December 31, 2023 and 2022, respectively.

Income Taxes

Income Taxes

The Company’s income taxes are included in HCMC’s consolidated return. For the purposes of the condensed consolidated carve-out financial statements, the income taxes for the Company have been presented on a separate return basis, under which a new stand-alone set of deferred tax assets and liabilities is created based on the financial statement accounts of the carveout.

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and (ii) future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of available evidence it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2024 and December 31, 2023. The Company had no uncertain tax positions as of March 31, 2024 and December 31, 2023.

Income Taxes

The Company’s income taxes are included in HCMC’s consolidated return. For the purposes of the consolidated carve-out financial statements, the income taxes for the Company have been presented on a separate return basis, under which a new stand-alone set of deferred tax assets and liabilities is created based on the financial statement accounts of the carveout.

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and (ii) future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of available evidence it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2023 and December 31, 2022. The Company had no uncertain tax positions as of December 31, 2023 and December 31, 2022.

Leases

Leases

Operating lease liabilities are recognized at the lease commencement date based on the present value of the fixed lease payments using the Company’s incremental borrowing rates. Related operating ROU assets are recognized based on the initial present value of the fixed lease payments, reduced by contributions from landlords, plus any prepaid rent and direct costs from executing the leases. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Variable lease payments are recognized as lease expense as they are incurred.

The Company did not have finance leases as of March 31, 2024 and 2023. If the Company enters into a finance lease in the future, it will be accounted for in accordance with ASC Topic 842.

Leases

Operating lease liabilities are recognized at the lease commencement date based on the present value of the fixed lease payments using the Company’s incremental borrowing rates. Related operating ROU assets are recognized based on the initial present value of the fixed lease payments, reduced by contributions from landlords, plus any prepaid rent and direct costs from executing the leases. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Variable lease payments are recognized as lease expense as they are incurred.

The Company did not have finance leases as of December 31, 2023 and 2022. If the Company enters into a finance lease in the future, it will be accounted for in accordance with ASC Topic 842.

Fair Value Measurements

Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimated amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company uses the fair value framework under FASB’s guidance, and it requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, would generally require significant management judgment. The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

●	Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities.

●	Level 2: Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

●	Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

Fair Value Measurements

The fair value of the Company’s financial assets and liabilities reflects management’s estimated amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company uses the fair value framework under FASB’s guidance, and it requires the categorization of assets and liabilities into three levels based upon the assumptions used to measure the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3, if applicable, would generally require significant management judgment. The three levels for categorizing assets and liabilities under the fair value measurement requirements are as follows:

●	Level 1: Fair value measurement of the asset or liability using observable inputs such as quoted prices in active markets for identical assets or liabilities.

●	Level 2: Fair value measurement of the asset or liability using inputs other than quoted prices that are observable for the applicable asset or liability, either directly or indirectly, such as quoted prices for similar (as opposed to identical) assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

●	Level 3: Fair value measurement of the asset or liability using unobservable inputs that reflect the Company’s own assumptions regarding the applicable asset or liability.

Business Combination

Business Combination

The Company applies the provisions of ASC Topic 805, Business Combinations (“ASC 805”) in the accounting for acquisitions of businesses. ASC 805 requires the Company to use the acquisition method of accounting by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed and measured at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the aforementioned amounts. Acquisition-related expenses were expensed as incurred and recorded in selling, general and administrative expenses in the condensed consolidated carve-out statements of operations.

Business Combination

The Company applies the provisions of ASC Topic 805, Business Combinations (“ASC 805”) in the accounting for acquisitions of businesses. ASC 805 requires the Company to use the acquisition method of accounting by recognizing the identifiable tangible and intangible assets acquired and liabilities assumed and measured at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the aforementioned amounts. Acquisition-related expenses were expensed as incurred and recorded in selling, general and administrative expenses in the consolidated carve-out statements of operations.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Public companies in the United States are subject to the accounting and reporting requirements of various authorities, including the Financial Accounting Standards Board (“FASB”) and the Securities and Exchange Commission (“SEC”).

On December 14, 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” related to improvements to income tax disclosures. The amendments in this update require enhanced jurisdictional and other disaggregated disclosures for the effective tax rate reconciliation and income taxes paid. The amendments in this update are effective for fiscal years beginning after December 15, 2024. The adoption of this pronouncement is not expected to have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

Public companies in the United States are subject to the accounting and reporting requirements of various authorities, including the Financial Accounting Standards Board (“FASB”) and the Securities and Exchange Commission (“SEC”).

In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments - Credit Losses (ASC 326)” This standard replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. CECL requires an estimate of credit losses for the remaining estimated life of the financial asset using historical experience, current conditions, and reasonable and supportable forecasts and generally applies to certain financial assets. The Company adopted ASC 326 on January 1, 2023, and estimated expected credit losses based on an aging schedule and provisioned approximately $15,000 credit loss for the year ended December 31, 2023.

On December 14, 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” related to improvements to income tax disclosures. The amendments in this update require enhanced jurisdictional and other disaggregated disclosures for the effective tax rate reconciliation and income taxes paid. The amendments in this update are effective for fiscal years beginning after December 15, 2024. The adoption of this pronouncement is not expected to have a material impact on the Company’s consolidated financial statements.

Reclassification

Reclassification

Certain amounts in the condensed consolidated carve-out financial statements and related notes have been reclassified to conform to the current year presentation. Such reclassifications do not impact the Company’s previously reported financial position or net loss. Below summarized reclassifications we made:

●	Cash usage in due from related party of $238,000 was previously included in other assets in the condensed consolidated carve-out statements of cash flow for the three months ended March 31, 2023, and has been reclassified to due from related party in the condensed consolidated carve-out statements of cash flows.

Reclassification

Certain amounts in the consolidated carve-out financial statements and related notes have been reclassified to conform to the current year presentation. Such reclassifications do not impact the Company’s previously reported financial position or net loss. Below summarized reclassifications we made:

●	Due from related party of $2.3 million was previously included in the consolidated carve-out balance sheets in other assets as of December 31, 2022, and has been reclassified to due from related party in the consolidated carve-out balance sheets.
●	Cash usage in due from related party of $926,000 was previously included in other assets in the consolidated statements of cash flow for the year ended December 31, 2022, and has been reclassified to due from related party in the consolidated carve-out statements of cash flows.

Greens Natural Foods, Inc. [Member]
Use of Estimates

Use of Estimates

The preparation of condensed combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). ASU 2016-02 establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 is effective for annual periods beginning after December 15, 2021 for private companies, and annual and interim periods thereafter, with early adoption permitted. The Company adopted ASU No. 2016-02 on January 1, 2022 using the cumulative-effect adjustment transition method, which applies the provisions of the standard at the effective date without adjusting the comparative periods presented. Adoption of this standard resulted in the recognition of operating lease right-of-use assets of $7.1 million and corresponding lease liabilities of $7.1 million on the condensed combined balance sheet as of January 1, 2022. The standard did not materially impact operating results or liquidity.

Revenue Recognition

Revenue Recognition

Revenues from product sales, net of promotional discounts, manufacturer coupons and rebates, return allowances, and sales and consumption taxes, are recorded when products are delivered, title passes to customers, and collection is likely to occur. Title is passed to customers at the point of sale for all retail purchases. Return allowances, which reduce revenue, are estimated using historical experience.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purposes of the statement of cash flows, the Company considers all short-term investment securities purchased with a maturity of three months or less to be cash equivalents. Cash and cash equivalents include monies held by the Company’s credit card processors. The funds are held by the merchant credit card processors pending satisfaction of their hold requirements and expiration of charge backs/refunds circumstances.

Accounts Receivable, Contract Assets and Contract Liabilities

Accounts Receivable, Contract Assets and Contract Liabilities

Accounts receivables are claims to consideration which are unconditional, meaning no performance obligations remain for the Company and only the passage of time is necessary before collection. Contract assets are distinguished from accounts receivable as performance obligations remain before claims to consideration become unconditional. Contract liabilities are recorded when customers transfer consideration in advance of delivery of products, which the Company records for all gift cards and loyalty reward programs. When one party to an arrangement performs before the other(s), the Company records an account receivable, contract asset, or contract liability.

The majority of arrangements with customers contain one performance obligation to provide a distinct set of products. Most performance obligations are satisfied simultaneously as the Company exchanges products for customer payment. Exceptions include gift cards and loyalty rewards, for which the Company has a performance obligation to deliver products at a future date. As gift cards are purchased and loyalty points earned, contract liabilities are recorded until the performance obligations are satisfied through delivery of products or breakage based on gift card and loyalty reward program term limits.

Inventories

Inventories

Inventories are stated at average cost. If the cost of inventories exceeds their net realizable value, adjustments are recorded to write down excess inventory value to net realizable value. The Company’s inventories consist primarily of merchandise available for resale, such as fresh produce, perishable grocery items, and non-perishable consumable goods.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment is stated at cost. Depreciation is recorded using the straight-line method over the estimated useful lives of the related assets. Expenditures for maintenance and repairs and minor renewals are charged to expense; betterments and major renewals are capitalized. Leasehold improvements are amortized over the lesser of the lease terms or the assets’ useful lives. Upon retirement or sale of assets, the cost of the assets disposed of, and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is credited or charged to income.

Property, plant and equipment is comprised of the following at September 30, 2022, and estimated useful lives of the related assets are as follows:

		Years
Vehicles	$46,256	5-7
Leasehold improvements	1,988,570	15
Furniture and fixtures	1,732,154	7
Office equipment	50,708	5-7
Machinery and equipment	2,227,571	5-7
Total	6,045,259
Accumulated depreciation	(4,033,117)
	$2,012,142

Depreciation expense amounted to $85,611 and $256,660, respectively for the three and nine-month period ended September 30, 2022.

Advertising Costs

Advertising Costs

The Company expenses advertising costs as they are incurred. They are presented as a component of store operating expenses. Advertising costs were approximately $36,000 and $133,000, respectively for the three and nine-month period ended September 30, 2022.

Basis of Presentation and Principles of Combination

Basis of Presentation and Principles of Combination

The accompanying unaudited condensed combined financial statement is prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying combined financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the period presented.

The accompanying unaudited condensed combined financial statements should be read in conjunction with the Company’s prospectus for its Initial Public Offering, as filed with the SEC on October 27, 2023. The interim results for the three and nine months ended September 30, 2022 are not necessarily indicative of the results to be expected for the year ending December 31, 2022, or for any future periods.

Retirement Plan

Retirement Plan

The Company maintains two 401(k) plans. Under the terms of these plans, the employer may make up to 4% matching contributions. The plans follow the Safe Harbor Cash or Deferred Arrangement (CODA) in which a minimum contribution plan of 4% of salaries must be made by the Company each pay period.

Presentation of Sales Tax

Presentation of Sales Tax

The states of New York and New Jersey impose sales taxes on all of the Company’s sales to nonexempt customers. The Company collects sales taxes from customers and remits the amounts to the states. The Company’s accounting policy is to exclude the tax collected and remitted to the State from revenues and expenses with the exception of excise taxes paid on purchases.